StepStone Private Markets

Consolidated Schedule of Investments (Unaudited)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Co-Investments - 9.9%[1,2,3,4]
Europe - 2.9%
BC Partners Defender Co-Investment L.P.*	Private Equity	09/10/2021	$5,165,423
Blackstone Infrastructure Hogan Co-Invest 2 (CYM) L.P.*,5	Real Assets	08/30/2023	13,886,353
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.*,5	Real Assets	04/25/2022	12,144,350
Enak Aggregator Limited Partnership*	Private Equity	01/18/2022	3,868,135
Hao Tian Asia Investment Co Ltd. Facility A ($708,892 principal amount, 10.65%, 10/11/2024)[6]	Private Debt	06/04/2021	708,892
Kindred Capital Co-Invest I LP*	Private Equity	04/26/2022	12,580,400
KKR Cretaceous Co-Invest L.P.*	Real Assets	12/08/2022	15,705,065
Palace Co-Invest, SLP*	Real Assets	08/07/2021	11,908,332
Triton C Investment A L.P.*	Private Equity	03/29/2022	5,530,875
Total Europe			81,497,825

North America - 6.6%
AMP-20 Sterling Limited Partnership*	Private Equity	08/02/2023	4,242,055
Ares CARS Co-Invest, L.P.[5]	Real Assets	05/26/2022	21,633,576
Ascend SMG Co-Invest 1, L.P. *	Private Equity	09/25/2023	2,696,323
BPCP Speedstar Acquisition, LLC (1,900 common shares)[6,7]	Private Equity	01/20/2021	3,477,045
Castlelake Consumer Receivables Opportunity III, L.P.*,5	Private Debt	06/26/2024	11,087,412
Cendyn Group Holdings LLC (674 preferred shares)[6]	Private Equity	10/05/2023	26,805,707
Cinven Discovery Limited Partnership*	Private Equity	09/22/2022	3,234,196
Decisions, LLC (1,718,769 common shares)*,6,8	Private Equity	12/28/2020	6,028,676
EQT X Co-Investment (F) SCSp*	Private Equity	02/09/2024	5,003,318
FH Sunrise Co-Investment I, LP(4,365,458 common shares)*	Private Equity	05/01/2023	6,373,568
IPEX Co-Invest, L.P.*	Private Equity	02/28/2024	5,000,000
JFL-Rand Co-Invest US Partners, L.P.*,5	Private Equity	03/10/2023	11,584,381
JFL-Tiger Co-Invest Partners, L.P. *,5	Private Equity	10/12/2023	4,171,185
KKR Apple Co-Invest L.P.	Real Assets	09/20/2021	6,252,887
LJ Perimeter Co-Invest, L.P. *,5	Private Equity	10/28/2022	4,828,326
MH Fund II Co-Invest, LP *,5,7	Real Assets	03/23/2021	6,473,134
Mosyle Corporation - Series B-2 (45,010 preferred shares)*,6	Private Equity	04/21/2022	1,083,980
MPP KKC Holdings, LLC (3,000,000 common shares)*,6,7	Private Equity	11/10/2021	5,370,000
Novacap TMT VI Co-Investment (Cadenza), L.P.*	Private Equity	08/22/2023	3,276,052
OSP Co-Invest II, LP - MB series *,7	Private Equity	01/02/2024	9,850,000
Palms Co-Investment Partners, L.P.*	Private Equity	06/03/2022	5,288,883
Pediatric Home Respiratory Services, LLC Ninth Amendment Term Loan ($5,598,513 principal amount, Variable Rate, 12/5/2025)[6]	Private Debt	10/20/2023	5,548,831
Pegasus Coinvestors, L.P.[5,8]	Real Assets	10/05/2021	4,230,577
Providence VIII Tetris Co-Investment-A L.P.*,5	Private Equity	11/18/2022	4,877,902
RPIII FB Co-Invest LLC*,8	Private Equity	03/02/2023	5,000,000
THL Fund IX Investors (Beacon), L.P.*,6	Private Equity	05/05/2021	4,973,276
TPG VIII Merlin CI II, L.P.*,5	Private Equity	07/30/2021	2,724,428
WP Irving Co-Invest, L.P.	Private Equity	04/11/2022	3,047,164
Total North America			184,162,882

StepStone Private Markets

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Co-Investments (continued)
Rest of the World - 0.4%
BGO Asia III Blossoms Co-Investment LP*,5,9	Real Assets	10/10/2023	$11,595,298
Total Rest of the World			11,595,298
Total Co-Investments (Cost $245,658,392)			277,256,005

Primary Investment Funds - 3.3%[1,2,3,4]
Europe - 0.3%
Growth Capital Partners Fund V LP*,5,10	Private Equity	04/14/2022	8,096,620
Total Europe			8,096,620

North America - 2.7%
Dunes Point Capital Fund III-A, L.P.*,5	Private Equity	10/12/2023	21,158,615
Imaginary I Opportunity, L.P.*	Private Equity	04/21/2022	2,320,934
OceanSound Partners Fund, LP*,5,10	Private Equity	02/28/2022	10,666,844
PennantPark Capital Liquidity Solutions, LP*,5	Private Debt	08/04/2023	7,720,217
Tiger Global Private Investment Partners XV Feeder, L.P.*,5	Private Equity	03/23/2022	6,642,266
Truelink Capital I-A, L.P.*,5	Private Equity	04/30/2024	26,678,751
Total North America			75,187,627

Rest of World - 0.3%
Eve One Fund II L.P.*,5	Private Equity	03/11/2022	9,060,425
Total Rest of World			9,060,425
Total Primary Investment Funds (Cost $75,676,382)			92,344,672

Secondary Investment Funds - 63.0%[1,2,3,4]
Europe - 9.3%
Advent International GPE VII-E Limited Partnership*,5,9	Private Equity	12/31/2021	259,304
Advent International GPE VIII-H Limited Partnership*,9	Private Equity	12/31/2021	3,183,950
Altor Fund IV (No. 1) AB5	Private Equity	12/30/2022	9,478,499
Altor Fund V (No. 1) AB5	Private Equity	12/30/2022	16,429,542
Altor Fund V (No. 2) AB5	Private Equity	06/30/2023	1,789,773
Astorg IQ-EQ Fund*,5	Private Equity	12/31/2021	1,061,634
Astorg V Fund*	Private Equity	01/11/2021	11,017
DFI European Value-Add Fund II*,5,10	Real Assets	07/12/2021	1,035,608
EQT Infrastructure IV (No.2) EUR SCSp*,5,10	Real Assets	09/29/2023	8,778,621
EQT Infrastructure IV (No.2) USD SCSp*,5,10	Real Assets	10/10/2023	69,272,360
EQT IX (No.2) EUR SCSp*,5,9	Private Equity	07/06/2022	13,952,539
EQT VIII (No.2) SCSp*,5,9	Private Equity	07/06/2022	5,371,719
Equistone Partners Europe Fund IV*5	Private Equity	12/31/2020	261,494
EuroStone SRIO II S.C.A.*,5,10	Real Assets	07/12/2021	159,914
F3 Presto HVD CV Fund AB*,5	Private Equity	04/12/2024	4,928,769
Fifth Cinven Fund (No. 1) Limited Partnership*,10	Private Equity	10/30/2020	1,601,260
Harbert European Real Estate Fund III, L.P.*,5,10	Real Assets	07/12/2021	9,269
InfraRed Infrastructure V (1) LP*,5	Real Assets	06/29/2022	5,545,262
Kitty Hawk Capital Partners IV L.P.*,5,10	Real Assets	07/12/2021	511,162

StepStone Private Markets

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
Europe (continued)
KKR Global Infrastructure Investors III EEA (EUR) SCSp*,5,9	Real Assets	04/01/2024	$2,681,947
LQG JV Landmark Portfolio GmbH & Co. KG*,10	Real Assets	07/12/2021	507,097
Macquarie European Infrastructure Fund 4 FPCI [5]	Real Assets	04/25/2023	5,622,287
Macquarie European Infrastructure Fund 5 SCSp[5]	Real Assets	04/25/2023	19,372,388
MI Continuation Fund A (1,199 common shares)*,5	Private Equity	02/23/2024	9,090,931
Oakley Capital Guinness B2 SCSp*,5	Private Equity	06/08/2023	9,601,379
PSC Accelerator II (A), LP*,5	Private Equity	11/23/2023	4,622,533
Sixth Cinven Fund (No. 3) Limited Partnership*,5,10	Private Equity	10/30/2020	4,717,742
Strategic Opportunities Fund I GmbH & Co. KG*,5	Private Equity	02/05/2024	16,287,492
Ufenau Continuation 3, SLP*,5	Private Equity	04/14/2022	24,237,753
Valar Co-Invest 1 LP*	Private Equity	12/29/2020	—
VIP SIV I LP*,5	Private Equity	05/06/2022	19,239,934
WREP#2 Luxco S.à r.l.*,10	Real Assets	07/12/2021	649,963
Total Europe			260,273,142

North America - 53.1%
ABRY Partners VI, L.P.*,5,10	Private Equity	03/31/2021	66,889
ABRY Senior Equity III, L.P.*,5,10	Private Equity	03/31/2021	23,914
Accordion DC Holdings, LP	Private Equity	12/08/2022	6,227,832
AEA Investors Fund V LP*,5,9	Private Equity	12/31/2021	139,074
AHP Fund I PV Feeder L.P.*,5	Private Equity	12/28/2020	2,243,525
AHP Fund II PV Feeder L.P.*,5	Private Equity	12/28/2020	7,863,942
Album Ventures MSL-C, LP*	Private Equity	04/21/2022	3,913,336
Amaranth DC Holdings, LP	Private Equity	02/23/2024	28,465,422
Ampersand CF Limited Partnership*	Private Equity	11/13/2020	1,532,559
Apollo Natural Resources Partners II, L.P.[5,9]	Real Assets	04/01/2021	420,326
Apollo Natural Resources Partners, L.P.*,5,9	Real Assets	04/01/2021	23,983
Apollo Overseas Partners (Delaware 892) VIII, L.P.*,5,9	Private Equity	04/01/2021	1,292,437
Apollo Overseas Partners IX, L.P.[5,9]	Private Equity	01/01/2022	3,244,551
Aquiline Financial Services Continuation Fund L.P.*,5	Private Equity	05/30/2024	4,630,993
Aquiline Financial Services Fund V L.P.*,5	Private Equity	05/22/2024	435,932
Ares Pathfinder Fund (Offshore), L.P.*,5	Private Debt	04/01/2023	42,020,677
Audax Private Equity Equity Solutions Fund, L.P.*,5	Private Equity	06/28/2024	—
Audax Private Equity Fund IV CF, L.P.*,5	Private Equity	12/24/2020	5,914,568
Audax Private Equity Fund V-B, L.P.*,5,9	Private Equity	06/28/2024	12,967,050
Audax Private Equity Fund VI-A, L.P.*,5,9	Private Equity	06/28/2024	36,046,799
Berkshire Fund IX Coinvestment Fund, L.P.*,5,10	Private Equity	06/28/2024	14,034,638
Berkshire Fund IX, L.P.*,5,7	Private Equity	09/04/2021	3,523,250
Berkshire Fund VIII, L.P.[5,7]	Private Equity	09/04/2021	1,072,962
Berkshire Fund X, L.P.*,5,7	Private Equity	09/04/2021	6,419,037
Blackstone Capital Partners VI L.P.[5,9]	Private Equity	01/01/2021	550,997
Blue Point Capital Partners III, L.P.*,5,10	Private Equity	06/30/2022	2,165,146

StepStone Private Markets

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Blue Point Capital Partners IV, L.P.*,5,10	Private Equity	06/30/2022	$12,428,365
Blue Point Capital Partners V (A), L.P.*,5	Private Equity	06/30/2022	1,752,566
Brookfield Infrastructure Fund IV (ER) SCSp[5,9]	Real Assets	01/30/2024	3,525,647
BV RN Continuation Fund, L.P. *,5	Private Equity	10/10/2023	4,207,231
Catterton Partners VII, L.P.*,5	Private Equity	12/31/2021	2,698,988
CD&R Value Building Partners I, L.P.*	Private Equity	12/17/2021	10,324,904
Charlesbank Equity Fund IX, Limited Partnership*,5,10	Private Equity	06/28/2024	36,090,167
Charlesbank Equity Fund X, Limited Partnership*,5,10	Private Equity	06/28/2024	17,475,035
Charlesbank Equity Overage Fund X, Limited Partnership*,5,10	Private Equity	06/28/2024	4,176,471
Chicago Pacific Founders Fund II-A, L.P.*,5	Private Equity	06/28/2024	3,515,053
Chicago Pacific Founders Fund, L.P.*,5,10	Private Equity	06/28/2024	3,643,628
Clayton, Dubilier & Rice Fund X, L.P.[5,9]	Private Equity	12/31/2021	5,036,850
Clearlake Capital Partners VI (Offshore), L.P.*,5	Private Equity	09/29/2022	17,986,965
Clearlake Capital Partners VI, L.P.*,5	Private Equity	12/30/2022	9,767,009
Clearview Capital Fund II, L.P.*,5,10	Private Equity	03/31/2021	22,910
Cortland Growth and Income, L.P. (16,797 common shares)[11]	Real Assets	04/01/2022	20,082,244
Court Square Capital Partners (Offshore) III, L.P.*,5	Private Equity	03/07/2024	19,304,537
Court Square Capital Partners III, L.P.*,5,9	Private Equity	03/07/2024	22,800,673
Court Square Capital Partners V, L.P.*,5	Private Equity	03/07/2024	—
Encore Consumer Capital Fund (PV) IV, LP*,5	Private Equity	06/30/2022	969,247
Encore Consumer Capital Fund III, LP*,5,9	Private Equity	06/30/2022	23,425,905
Excellere Capital Fund II, L.P.*,5	Private Equity	04/01/2021	1,931,209
FFL Parallel Fund IV, L.P.*,5,9	Private Equity	01/01/2021	591,548
Franklin BSP Capital Corporation (2,276,656 common shares)	Private Debt	03/31/2022	32,237,451
Fulcrum Capital Partners V, LP*,5	Private Equity	12/31/2021	2,209,031
Global Infrastructure Partners II-C, L.P.[5]	Real Assets	06/30/2021	6,886,204
Gores Capital Partners III, L.P.*,5,9	Private Equity	01/01/2021	38,958
Green Equity Investors CF III-B, L.P.*,5,9	Private Equity	12/21/2023	522,277
Green Equity Investors IX, L.P.*,5	Private Equity	06/30/2022	2,370,337
Green Equity Investors Offshore Fund VII, L.P.*,5	Private Equity	09/30/2022	3,303,694
Green Equity Investors Offshore Fund VIII, L.P.*,5	Private Equity	09/30/2022	4,035,598
Green Equity Investors Side CF III-B, L.P.*,5	Private Equity	12/21/2023	2,814,831
Green Equity Investors Side VII, L.P.*,5	Private Equity	06/30/2023	29,497,267
Green Equity Investors VII, L.P.*,5,9	Private Equity	06/30/2022	6,155,846
Green Equity Investors VIII, L.P.*,5,9	Private Equity	06/30/2022	4,696,582
Gridiron Capital Fund II, L.P.*,5,10	Private Equity	04/01/2021	588,424
Gryphon Partners IV, L.P.*,5	Private Equity	12/31/2021	1,391,375
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.[5]	Real Assets	10/01/2021	6,502,462
Halifax Capital Partners IV, L.P.*,5	Private Equity	06/30/2023	2,230,484
Halifax Capital Partners V, L.P.[5]	Private Equity	06/30/2023	235,472
Harvest Partners IX (Parallel), L.P.[5]	Private Equity	11/01/2022	4,532,921
Harvest Partners VI, L.P.*,5,8	Private Equity	03/31/2021	1,539,395

StepStone Private Markets

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
Harvest Partners VII (Parallel), L.P.*,5	Private Equity	11/01/2022	$9,755,564
Harvest Partners VII, L.P.*,5	Private Equity	11/01/2022	18,416,708
Hellman & Friedman Capital Partners IX, L.P.[5,10]	Private Equity	06/30/2022	14,046,384
HPH II International FF, LP*,5	Private Equity	07/12/2021	6,867,231
HS Mohawk Fund I LP5	Private Equity	03/28/2024	18,154,432
Insight Partners Continuation Fund II, L.P.*,5	Private Equity	03/31/2023	56,128,889
Jade Equity Investors Offshore Fund, L.P.*,5	Private Equity	09/30/2022	1,932,627
JFL-NG Continuation Fund, L.P. *,5	Private Equity	10/27/2021	4,403,779
Kelso Breathe Investor (DE), L.P.*,5	Private Equity	02/11/2021	8,105,564
L Catterton VIII Offshore, L.P.*,5	Private Equity	12/31/2021	941,038
Littlejohn Fund IV-A, L.P.*,5,9	Private Equity	12/31/2020	387,294
LLR Equity Partners III, L.P.*,5,10	Private Equity	04/02/2021	83,071
Madison Dearborn Capital Partners VIII-C, L.P.*,5	Private Equity	03/12/2021	818,717
Marlin Equity Partners IV, L.P.*	Private Equity	12/29/2023	2,539,288
Maroon Investors, LP*,5	Private Equity	07/13/2023	3,726,083
MetLife Investment Private Equity Partners II (Feeder), LP*,5	Private Equity	06/28/2024	34,452,760
MLC Private Equity Partners Feeder, L.P.*,5	Private Equity	03/25/2024	260,389,104
Oak Hill Capital Partners V (Offshore 892), L.P.*,5	Private Equity	01/29/2021	2,893,340
Oak Hill Capital Partners V (Offshore), L.P.*,5	Private Equity	07/06/2023	32,406,525
Oak Hill Capital Partners VI (TE 892), L.P.[5]	Private Equity	07/06/2023	7,160,495
Octagon StepStone CLO Fund, LTD. (50,000 common shares)*	Private Debt	02/07/2023	61,120,407
Odyssey Investment Partners Fund IV, LP*,5	Private Equity	04/01/2021	233,616
OHCP V GA COI, L.P.*	Private Equity	12/16/2020	4,369,136
Paddington Partners, L.P.*,5	Private Equity	01/10/2024	90,956,964
Parallaxes Capital Opportunity Feeder Fund VI, L.P.*,5	Private Equity	03/27/2024	795,857
Patriot SPV, L.P.	Private Equity	03/18/2021	245,433
Pegasus WSJLL Fund, L.P.*,5	Private Equity	12/14/2021	15,274,153
Pine Brook Capital Partners II, L.P.*,5,9	Private Equity	12/31/2020	1,933,652
PTEV, L.P.*,5,7	Private Equity	12/30/2021	1,778,873
Riverside Capital Appreciation Fund VI, L.P.*,5	Private Equity	12/31/2021	2,486,861
Riverside Micro-Cap Fund IV B A, L.P.*,5	Private Equity	12/31/2021	2,958,499
Riverside Micro-Cap Fund IV-A, L.P.*,5	Private Equity	12/31/2021	10,248,438
Roark Capital Partners CF LP*,5	Private Equity	08/26/2022	26,329,782
Saw Mill Capital Investors, L.P.*,5,8	Private Equity	04/09/2021	206,775
SBJ Fund, LP*,5,10	Private Equity	07/31/2023	1,365,512
Sentinel MCA AV, L.P.*,5	Private Equity	10/13/2023	7,495,464
SPC Partners IV, L.P.*,5,10	Private Equity	03/31/2021	929,655
SPC Partners V, L.P.*,5,9	Private Equity	12/31/2020	190,407
Sterling Investment Partners III, L.P.[5,9]	Private Equity	01/01/2021	681,031
Stonepeak Infrastructure Fund III LP5,10	Real Assets	09/29/2023	6,823,724
Stripes Continuation Feeder Fund, LP*,5	Private Equity	10/29/2021	2,246,203

StepStone Private Markets

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (continued)
North America (continued)
TA Atlantic and Pacific VII-B L.P.[5,9]	Private Equity	12/31/2020	$1,595,955
Tailwind Capital Partners II (Cayman) L.P.*,5	Private Equity	12/31/2020	1,115,980
THL HT Parallel SPV, L.P.[5]	Private Equity	11/30/2020	4,395,649
Thoma Bravo Fund XI-A, L.P.[5]	Private Equity	01/01/2022	2,324,230
Thoma Bravo Special Opportunities Fund II-A, L.P.*,5	Private Equity	01/01/2022	2,091,549
TowerBrook Investors III Trust*	Private Equity	12/31/2020	11,401
TPG Growth II, L.P.*,5,10	Private Equity	04/09/2021	106,979
TPG Partners VII, L.P.[5]	Private Equity	01/05/2023	19,722,882
TPG Partners VIII, L.P.[5,12]	Private Equity	06/30/2022	62,674,265
Trident VIII, L.P.[5]	Private Equity	12/30/2022	8,277,966
Trinitas Capital Management, LLC*,9	Private Debt	03/15/2024	34,217,475
Trinity Hunt Partners CF, L.P.*,5	Private Equity	10/14/2022	21,450,175
Trive Capital Fund I (Offshore) LP*,5	Private Equity	12/31/2021	200,409
Trive Capital Fund II (Offshore) LP*,5	Private Equity	12/31/2021	1,286,841
Trive Capital Fund III LP*,5,8	Private Equity	12/31/2021	9,529,486
Trive Capital Fund III-A LP*,5	Private Equity	12/31/2021	2,752,415
Trive Capital Fund IV-A LP*,5	Private Equity	12/31/2021	874,071
Trive Structured Capital Fund I-A LP*,5	Private Equity	12/31/2021	2,648,426
Vector Capital V, L.P.*,5	Private Equity	12/31/2021	6,620,270
Vestar Capital Partners Rainforest, L.P.*,5	Private Equity	04/09/2024	15,344,755
Vista Equity Endeavor Fund I-A, L.P.*,5	Private Equity	01/01/2022	1,309,286
Water Street Healthcare Partners II, L.P.*,5	Private Equity	04/01/2021	95,450
Webster Equity Partners III-A, L.P.*,5	Private Equity	04/29/2021	5,427,603
Webster Equity Partners III-B, L.P.*	Private Equity	01/17/2024	1,142,352
West Street Real Estate Secondary Partners B, L.P.*,5,7	Real Assets	12/10/2021	3,997,741
WestCap Strategic Operator Offshore Feeder, L.P.*	Private Equity	04/13/2022	5,533,633
WestCap Strategic Operator US Feeder Fund, L.P.[5,10]	Private Equity	04/13/2022	13,963,010
Westview Capital Partners III, L.P.*,5,9	Private Equity	12/31/2021	1,688,005
XPV Water Extended Value Fund LP*,5	Private Equity	10/03/2022	16,157,184
Total North America			1,487,620,378

Rest of World - 0.6%
Carlyle MENA Partners, L.P. and Parallel Vehicles*,5,9	Private Equity	01/01/2021	234,854
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles*,5,9	Private Equity	01/01/2021	419,522
NewQuest Asia Fund IV HH, L.P.*,5	Private Equity	04/25/2022	10,806,520
Vertex IV CF L.P.*,5	Private Equity	01/04/2022	4,956,179
Total Rest of World			16,417,075
Total Secondary Investment Funds (Cost $1,535,845,562)			1,764,310,595

StepStone Private Markets

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Short-Term Investments - 4.5%
Fidelity Investments Money Market Government Portfolio — Class I, 5.21% (125,580,262 shares)[13,14]			$125,580,262
Total Short-Term Investments (Cost $125,580,262)			125,580,262

Total Investments - 80.7% (Cost $1,982,760,598)			$2,259,491,534
Other assets in excess of liabilities - 19.3%			540,188,236
Net Assets - 100.0%			$2,799,679,770

*	Investment is non-income producing.

1	Geographic region generally reflects the location of the investment manager.

2	Investments do not issue shares or hold outstanding principal, except where noted. Terms shares and units are used interchangeably.

3	Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor and the final distribution date is not known at this time, except where noted.

4	Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2024 was $2,133,911,272, or 76.2% of net assets. As of June 30, 2024, the aggregate cost of each investment restricted to sale was $3,061,767, $14,021,181, $10,875,098, $2,875,802, $774,188, $15,125,016, $14,300,000, $9,370,425, $4,912,115, $3,926,704, $21,517,786, $2,562,567, $1,900,000, $11,293,429, $26,805,707, $2,400,645, $2,700,000, $4,938,839, $4,365,458, $5,000,000, $6,942,637, $4,171,578, $5,173,770, $4,833,313, $6,399,778, $1,083,980, $3,000,000, $3,293,566, $10,010,000, $4,674,871, $5,517,691, $3,628,907, $3,859,723, $5,000,000, $2,488,198, $0, $2,240,426, $10,613,227, $6,010,165, $20,042,233, $3,000,000, $7,385,779, $7,500,000, $9,383,794, $14,654,411, $7,700,000, $738,370, $3,413,549, $9,241,129, $15,514,986, $1,723,929, $517,283, $0, $1,463,377, $7,252,255, $55,401,309, $13,146,477, $6,381,312, $266,014, $65,596, $4,605,991, $1,073,632, $0, $4,103,594, $361,212, $2,342,086, $932,694, $2,489,178, $17,921,904, $8,437,701, $7,322,217, $4,325,881, $3,324,387, $13,041,778, $20,441,461, $0, $12,525,533, $363,874, $152,768, $55,651, $5,155,952, $0, $2,652,290, $7,686,869, $3,916,008, $28,566,338, $919,287, $340,262, $0, $1,510,768, $2,314,049, $3,717,021, $496,371, $36,459,097, $0, $4,893,596, $12,967,050, $36,046,799, $14,040,275, $3,030,778, $2,348,411, $6,216,859, $544,416, $2,083,864, $10,488,623, $1,666,748, $3,472,650, $3,362,231, $5,108,077, $8,424,554, $36,094,207, $17,476,991, $4,176,938, $3,515,053, $3,643,628, $4,614,519, $14,557,501, $7,600,446, $786,788, $29,893,253, $13,357,954, $15,751,563, $0, $1,012,167, $17,443,113, $4,147,603, $643,888, $31,000,000, $1,879,706, $9,715,589, $2,457, $862,065, $2,019,727, $4,751,683, $3,190,716, $4,598,073, $34,078,817, $9,203,191, $3,653,051, $542,748, $1,292,533, $7,300,526, $1,472,882, $193,847, $4,801,355, $1,667,265, $9,112,848, $17,381,383, $11,424,294, $4,523,243, $13,257,112, $40,612,500, $1,535,816, $2,391,067, $3,418,836, $1,069,954, $75,461, $301,587, $755,121, $2,877,709, $3,902,198, $35,126,505, $209,137,899, $2,193,165, $26,522,148, $7,088,184, $50,000,000, $1, $2,468,970, $74,239,644, $891,634, $87,990, $13,045,530, $1,223,286, $1,559,649, $1,945,308, $1,939,186, $10,976,669, $17,736,709, $171,758, $1,328,784, $7,627,875, $1,227,436, $175,987, $627,473, $6,019,217, $2,899,628, $347,068, $880,967, $2,299,604, $4,170,189, $1,848,759, $107,310, $154,383, $16,353,398, $44,694,575, $6,113,428, $33,800,000, $20,772,924, $139,258, $658,404, $5,896,581, $1,735,764, $720,543, $2,579,330, $4,826,421, $14,218,367, $717,300, $553,537, $3,876,112, $572,680, $4,350,340, $7,151,660, $16,259,786, $2,292,835, $10,880,356, $40,494, $739,449, $8,136,849 and $4,738,913, respectively, totaling $1,857,180,336.

5	Investment has been committed to but has not been fully funded by the Fund.

6	The fair value of the investment was determined using significant unobservable inputs.

7	Security is held by SPRIM LLC - Series A.

8	Security is held by SPRIM LLC - Series B.

9	Security is held by SPRIM Cayman II LLC.

10	Security is held by SPRIM Cayman LLC.

11	Investment offers quarterly redemptions with a quarter's notice.

12	A portion of the security is held by SPRIM Cayman LLC and SPRIM LLC - Series B.

13	The audited financial statements of the fund can be found at sec.gov.

14	The rate reported is the 7-day effective yield at the period end.